Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Income (loss) before provision for income taxes consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
United States	$43,645	$(29,162)
International	(1,554)	(1,141)
Income (loss) before provision for income taxes	$42,091	$(30,303)
The federal and state income tax expense is summarized as follows:

(in thousands)	December 31, 2021	December 31, 2020
Current
Federal	$—	$—
State	3	2
International	—	—
Total current tax expense	3	2
Deferred
Federal	—	—
State	—	—
International	—	—
Total deferred tax expense	—	—

Total tax expense	$3	$2
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating losses and tax carryforwards.
The tax effects of significant items comprising the Company's deferred taxes are as follows:

(in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets
Net operating loss carryforwards	$24,899	$18,400
Available for Sale Securities	390	—
Lease liability	341	—
Other	230	149
Fixed assets and intangibles	89	114
Total deferred tax assets	25,949	18,663

Deferred tax liabilities
ROU asset	(344)	—
Total deferred tax liabilities	(344)	—

Valuation allowance	(25,605)	(18,663)
Net deferred taxes	$—	$—
ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is more likely than not. Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carryforward period. Because of the Company's recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.
The valuation allowance increased by $6.9 million and $1.9 million for the years ended December 31, 2021 and 2020, respectively.
At December 31, 2021, we had federal net operating loss carryforwards of approximately $97.8 million to offset future federal taxable income, with $44.9 million available through 2037 and $52.9 million available indefinitely. We also had state net operating loss carryforwards of approximately $36.8 million that may offset future state taxable income through 2041. We also had foreign net operating loss carryforwards of approximately $6.7 million that may offset future foreign taxable income through 2041.
At December 31, 2021, the Company has research and experimentation credit carryforwards of $— million for foreign tax purposes that expire after 2038.
The effective tax rate of the Company's provision (benefit) for income taxes differs from the federal statutory rate as follows:

	December 31, 2021	December 31, 2020
Statutory rate	21.0%	21.0%
State tax	(1.3)	(0.1)
Warrants, BCF, and other equity items	(33.3)	(13.1)
Valuation allowance	15.6	(6.4)
Other	(0.2)	(0.1)
Foreign rate differential	(0.2)	0.2
Stock-based compensation	(1.6)	(1.5)
Total	—%	—%
Under certain provisions of the Internal Revenue Code of 1986, as amended, a portion of the federal and state net operating loss carryforwards may be subject to an annual utilization limitation as a result of a change in ownership of the Company. Federal and California tax laws impose significant restrictions on the utilization of net operating loss carryforwards in the event of a change in ownership of the Company, as defined by Internal Revenue Code Section 382 (“Section 382”). The Company believes a change in ownership, as defined by Section 382, has occurred but a formal study has not been completed. In addition, in the future the Company may experience ownership changes, which may limit the utilization of net operating loss carryforwards or other tax attributes.
There were no unrecognized tax benefits in the years ended December 31, 2021 and 2020. The Company files income tax returns in the United States, various US states, and Canada. All tax years remain open in all jurisdictions. The Company is not currently under examination by income tax authorities in federal, state or other foreign jurisdictions. The Company does not anticipate any significant changes within 12 months of this reporting date of its uncertain tax positions.